NOTE 8 - Leases: Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Right-of-use assets at beginning of period	$ 1,845	[1]	$ 2,066
Additions other than through business combinations, right-of-use assets	8,351		229
Operating Lease, Right-of-Use Asset, Periodic Reduction	(800)		(450)
Right-of-use assets at end of period	9,024		1,845	[1]
Increase (decrease) in right-of-use assets	(758)
Increase (decrease) through other changes, right-of-use assets	386
Building
Right-of-use assets at beginning of period	1,789	[1]	2,019
Additions other than through business combinations, right-of-use assets	8,194		161
Operating Lease, Right-of-Use Asset, Periodic Reduction	(749)		(391)
Right-of-use assets at end of period	8,858		1,789	[1]
Increase (decrease) in right-of-use assets	(758)
Increase (decrease) through other changes, right-of-use assets	382
Vehicles
Right-of-use assets at beginning of period	56	[1]	47
Additions other than through business combinations, right-of-use assets	157		68
Operating Lease, Right-of-Use Asset, Periodic Reduction	(51)		(59)
Right-of-use assets at end of period	166		$ 56	[1]
Increase (decrease) in right-of-use assets	0
Increase (decrease) through other changes, right-of-use assets	$ 4

[1]	Certain comparative amounts have been reclassified to conform to the current year presentation (Note 2b)